UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2012

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 20.0%
Major Banks - 15.2%
Bank of Montreal/Chicago Branch, 0.18%, due 12/05/12	$5,115,000	$5,115,000
Bank of Montreal/Chicago Branch, 0.19%, due 1/08/13	5,190,000	5,190,000
Bank of Montreal/Chicago Branch, 0.2%, due 1/07/13	58,590,000	58,590,000
Bank of Montreal/Chicago Branch, 0.21%, due 1/16/13	70,651,000	70,651,000
Bank of Montreal/Chicago Branch, 0.21%, due 1/28/13	22,965,000	22,965,000
Bank of Nova Scotia/Houston Branch, 0.2%, due 1/16/13	50,000,000	50,000,000
Bank of Nova Scotia/Houston Branch, 0.21%, due 1/25/13	53,000,000	53,000,000
Bank of Nova Scotia/Houston Branch, 0.27%, due 2/01/13	50,000,000	50,000,000
Chase Bank USA N.A., 0.2%, due 1/18/13	111,840,000	111,840,000
Chase Bank USA N.A., 0.2%, due 1/24/13	1,865,000	1,865,000
National Australia Bank/New York Branch, 0.27%, due 2/19/13	17,050,000	17,050,000
Toronto Dominion Holdings (USA), Inc., 0.19%, due 2/01/13	43,640,000	43,640,000
Toronto Dominion Holdings (USA), Inc., 0.2%, due 1/28/13	45,880,000	45,880,000
Toronto Dominion Holdings (USA), Inc., 0.21%, due 2/04/13	66,110,000	66,110,000

		$601,896,000
Other Banks & Diversified Financials - 4.8%
Branch Banking & Trust Co., 0.21%, due 2/20/13	$37,080,000	$37,080,000
Mizuho Corporate Bank (USA)/New York Branch, 0.24%, due 2/26/13	44,235,000	44,235,000
Mizuho Corporate Bank (USA)/New York Branch, 0.28%, due 2/15/13	81,370,000	81,370,000
Mizuho Corporate Bank (USA)/New York Branch, 0.3%, due 12/17/12	29,890,000	29,890,000

		$192,575,000
Total Certificates of Deposit, at Cost and Value		$794,471,000

Commercial Paper (y) - 36.4%
Automotive - 7.8%
American Honda Finance Corp., 0.16%, due 12/05/12	$67,340,000	$67,338,803
American Honda Finance Corp., 0.17%, due 1/22/13	80,380,000	80,360,262
Toyota Motor Credit Corp., 0.21%, due 1/22/13	91,140,000	91,112,354
Toyota Motor Credit Corp., 0.22%, due 2/13/13	60,472,000	60,444,653
Toyota Motor Credit Corp., 0.23%, due 1/28/13	8,357,000	8,353,903

		$307,609,975
Conglomerates - 2.8%
Siemens Capital Corp., 0.17%, due 12/14/12 (t)	$24,795,000	$24,793,478
United Technologies Corp., 0.15%, due 12/03/12 (t)	87,454,000	87,453,271

		$112,246,749
Consumer Products - 1.7%
Procter & Gamble Co., 0.16%, due 2/07/13 (t)	$65,380,000	$65,360,241

Electronics - 0.5%
Emerson Electric Co., 0.16%, due 2/27/13 (t)	$19,500,000	$19,492,373

Financial Institutions - 4.0%
General Electric Capital Corp., 0.15%, due 1/15/13	$62,139,000	$62,127,349
General Electric Capital Corp., 0.22%, due 1/10/13	66,840,000	66,823,661
General Electric Capital Corp., 0.23%, due 12/14/12	28,466,000	28,463,636

		$157,414,646

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Food & Beverages - 7.3%
Anheuser-Busch InBev Worldwide, Inc., 0.22%, due 1/04/13 (t)	$51,000,000	$50,989,403
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 1/29/13 (t)	68,365,000	68,338,110
Coca-Cola Co., 0.15%, due 2/08/13 (t)	19,000,000	18,994,537
Coca-Cola Co., 0.2%, due 3/13/13 (t)	13,330,000	13,322,446
Coca-Cola Co., 0.23%, due 2/20/13 (t)	36,270,000	36,251,230
Coca-Cola Co., 0.24%, due 1/23/13 (t)	34,115,000	34,102,946
Coca-Cola Co., 0.24%, due 3/08/13 (t)	66,000,000	65,957,320

		$287,955,992
Major Banks - 10.0%
ANZ National (International) Ltd., 0.22%, due 2/06/13 (t)	$32,747,000	$32,733,592
ANZ National (International) Ltd., 0.23%, due 2/04/13 (t)	75,000,000	74,968,854
ANZ National (International) Ltd., 0.351%, due 1/25/13 (t)	17,910,000	17,900,423
Bank of Nova Scotia, 0.205%, due 1/16/13	13,756,000	13,752,397
JPMorgan Chase & Co., 0.2%, due 1/15/13	44,334,000	44,322,916
JPMorgan Chase & Co., 0.23%, due 12/14/12	8,136,000	8,135,324
National Australia Funding (Delaware), Inc., 0.28%, due 2/19/13 (t)	50,000,000	49,968,889
Wells Fargo & Co., 0.14%, due 2/19/13	45,260,000	45,245,919
Wells Fargo & Co., 0.14%, due 2/25/13	85,710,000	85,681,335
Wells Fargo & Co., 0.14%, due 2/28/13	25,291,000	25,282,247

		$397,991,896
Pharmaceuticals - 2.3%
Merck & Co., Inc., 0.12%, due 1/14/13 (t)	$47,580,000	$47,573,022
Sanofi, 0.17%, due 12/20/12 (t)	43,955,000	43,951,056

		$91,524,078
Tobacco - 0.0%
Philip Morris International, Inc., 0.15%, due 12/10/12 (t)	$1,840,000	$1,839,931
Total Commercial Paper, at Amortized Cost and Value		$1,441,435,881

U.S. Government Agencies and Equivalents (y) - 29.3%
Fannie Mae, 0.085%, due 1/09/13	$33,225,000	$33,221,941
Federal Home Loan Bank, 0.085%, due 1/11/13	24,000,000	23,997,677
Federal Home Loan Bank, 0.09%, due 1/11/13	9,350,000	9,349,042
Federal Home Loan Bank, 0.09%, due 1/15/13	4,500,000	4,499,494
Federal Home Loan Bank, 0.09%, due 1/23/13	89,000,000	88,988,207
Federal Home Loan Bank, 0.09%, due 1/25/13	50,000,000	49,993,125
Federal Home Loan Bank, 0.095%, due 1/23/13	58,400,000	58,391,832
Federal Home Loan Bank, 0.1%, due 1/23/13	102,445,000	102,429,918
Federal Home Loan Bank, 0.11%, due 2/01/13	123,400,000	123,376,623
Federal Home Loan Bank, 0.12%, due 2/20/13	50,000,000	49,986,500
Federal Home Loan Bank, 0.12%, due 2/26/13	49,397,000	49,382,675
Federal Home Loan Bank, 0.125%, due 2/15/13	84,770,000	84,747,630
Federal Home Loan Bank, 0.125%, due 2/20/13	90,585,000	90,559,523
Federal Home Loan Bank, 0.13%, due 1/25/13	10,000,000	9,998,014
Federal Home Loan Bank, 0.133%, due 2/01/13	55,425,000	55,412,305
Freddie Mac, 0.09%, due 1/28/13	50,000,000	49,992,750
Freddie Mac, 0.105%, due 1/28/13	50,000,000	49,991,542
Freddie Mac, 0.11%, due 2/11/13	32,200,000	32,192,916
Freddie Mac, 0.12%, due 2/05/13	15,800,000	15,796,524
Freddie Mac, 0.12%, due 2/19/13	63,785,000	63,767,991
Freddie Mac, 0.125%, due 1/22/13	73,600,000	73,586,711

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - continued
Freddie Mac, 0.14%, due 1/28/13	$39,700,000	$39,691,045
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$1,159,353,985

Floating Rate Demand Notes - 1.6%
Industrial Revenue - Other - 1.6%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 12/03/12	$16,500,000	$16,500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.16%, due 12/03/12	6,600,000	6,600,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.16%, due 12/03/12	17,900,000	17,900,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, due 12/03/12	23,500,000	23,500,000
Total Floating Rate Demand Notes, at Cost and Value		$64,500,000

Repurchase Agreements - 12.7%
Goldman Sachs Repurchase Agreement, 0.23%, dated 11/30/12, due 12/03/12, total to be received $157,971,986 (secured by Federal Agency obligations valued at $161,132,539 in an individually traded account)	$157,969,000	$157,969,000
Merrill Lynch Pierce Fenner & Smith Repurchase Agreement, 0.20%, dated 11/30/12, due 12/03/12, total to be received $343,903,653 (secured by Federal Agency obligations valued at $350,776,160 in an individually traded account)	343,898,000	343,898,000
Total Repurchase Agreements, at Cost and Value		$501,867,000
Total Investments, at Amortized Cost and Value		$3,961,627,866

Other Assets, Less Liabilities - (0.0)%		(410,081)
Net Assets - 100.0%		$3,961,217,785

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $3,961,627,866.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$3,961,627,866	$—	$3,961,627,866

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2013

*	Print name and title of each signing officer under his or her signature.